EQUITY (Details 1) (Employee Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2014
Option Indexed to Issuers Equity [Line Items]
Options Expected Terms	5 years
Options Dividend Yield	0.00%
Maximum [Member]
Option Indexed to Issuers Equity [Line Items]
Options Expected Volatility	192.00%
Options Risk Free Interest Rate	1.65%
Options Grant Date Fair Value (in dollars per share)	5.15
Minimum [Member]
Option Indexed to Issuers Equity [Line Items]
Options Expected Volatility	126.00%
Options Risk Free Interest Rate	0.83%
Options Grant Date Fair Value (in dollars per share)	1.22